NATURE OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Aug. 04, 2014
Subsidiary, Sale of Stock [Line Items]
Per share price			$ 12
Additional ordinary shares purchased			937,500
Procceds from Initial public offering, net of issuance costs		$ 78,775	$ 78,775
Outstanding promissory note converted into ordinary shares			5,444,825
Accumulated deficit	$ 138,118		$ 127,464
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued			6,250,000
Per share price			$ 12
Procceds from Initial public offering, net of issuance costs			$ 78,800
Controlling Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquired shares				100.00%